Operations - Additional Information (Detail) R$ in Thousands													1 Months Ended		12 Months Ended
	Mar. 31, 2021 BRL (R$)	Mar. 31, 2020 BRL (R$)	Nov. 01, 2019 BRL (R$)	Aug. 06, 2019	Jun. 11, 2019 BRL (R$)	Mar. 28, 2019 BRL (R$)	Dec. 21, 2018 BRL (R$)	Dec. 20, 2018 BRL (R$)	Dec. 21, 2017 BRL (R$)	Dec. 12, 2017 BRL (R$) shares	Oct. 16, 2017	Feb. 23, 2017 BRL (R$) shares	Jun. 30, 2018 BRL (R$)	May 31, 2018 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)		Dec. 06, 2019 BRL (R$)	Apr. 24, 2018 BRL (R$)
Disclosure of background and operations [Line Items]
Cash received on sale of credit rights									R$ 1,340,000						R$ 410,000	R$ 1,340,000	[1]
Contingent consideration															134,637
Capital															5,401,865	6,614,403
Capital Reduction					R$ 1,500,000
Contractual Term						30 years
Bid Amount Adjusted with Contratual Parameters						R$ 2,904,778
Bid Amount						R$ 2,719,530
Share capital															5,328	R$ 5,328
Railroad Network [Member]
Disclosure of background and operations [Line Items]
Payments For Auction															R$ 145,239
Percentage Of Cash Payment In Auction															5.00%
Before Reduction Of Equity [Member]
Disclosure of background and operations [Line Items]
Capital					2,036,315
After Reduction Of Equity [Member]
Disclosure of background and operations [Line Items]
Capital					R$ 536,315
Rede Integrada de Lojas de Convenências e Proximidade S.A [Member]
Disclosure of background and operations [Line Items]
Investment in Joint Venture			R$ 1,122,000
Gain Loss From Formation of Joint Venture			R$ 528,967
Proportion of ownership interest				50.00%
ARSESP 933 Resolution [Member]
Disclosure of background and operations [Line Items]
Resolution Amount Approved																		R$ 683,358
Shell argentina [member]
Disclosure of background and operations [Line Items]
Acquisition consideration price																			R$ 3,917,438
TTA - SAS Techniques et Technologies Appliquees [member]
Disclosure of background and operations [Line Items]
Additional goodwill															R$ 23,618
LubrigrupoII, S.A. [member]
Disclosure of background and operations [Line Items]
Additional goodwill															6,856
Stanbridge Group Limited [member]
Disclosure of background and operations [Line Items]
Acquisition consideration price													R$ 136,499
Additional goodwill													31,726		R$ 31,726
Contingent consideration													R$ 31,726
Commercial Lubricants LLC [member]
Disclosure of background and operations [Line Items]
Acquisition consideration price								R$ 112,858
Consideration transferred, net of cash received								112,858
Commercial Lubricants LLC [member] | Goodwill [member]
Disclosure of background and operations [Line Items]
Additional goodwill								R$ 67,548
Moove Lubricants Limited [member]
Disclosure of background and operations [Line Items]
Contribution							R$ 588,637
Percentage of issuance of new common shares							30.00%
Total capital increase							R$ 454,000
Moove Lubricants Limited [member] | Forecast [Member]
Disclosure of background and operations [Line Items]
Total capital increase	R$ 64,000	R$ 65,482
Capital Reserve [member]
Disclosure of background and operations [Line Items]
Fair value of share received												R$ 97,924
Rumo S.A. [member]
Disclosure of background and operations [Line Items]
Number of shares exchange rights exercised | shares												11,479,987
Subsidiary comgas [member]
Disclosure of background and operations [Line Items]
Percentage of put options										16.77%
Put options amount | shares										21,805,645
Share capital										R$ 1,041,960
Proceeds in Sales of stock in subsidiary										R$ 208,700
Cosan Lubes Investments Limited [member] | TTA - SAS Techniques et Technologies Appliquees [member]
Disclosure of background and operations [Line Items]
Acquisition consideration price														R$ 44,235
Consideration transferred, net of cash received														33,028
Cosan Lubes Investments Limited [member] | TTA - SAS Techniques et Technologies Appliquees [member] | Goodwill [member]
Disclosure of background and operations [Line Items]
Additional goodwill														23,618
Cosan Lubes Investments Limited [member] | LubrigrupoII, S.A. [member]
Disclosure of background and operations [Line Items]
Acquisition consideration price														11,339
Consideration transferred, net of cash received														10,044
Cosan Lubes Investments Limited [member] | LubrigrupoII, S.A. [member] | Goodwill [member]
Disclosure of background and operations [Line Items]
Additional goodwill														R$ 6,856
Cosan S.A. [member]
Disclosure of background and operations [Line Items]
Percentage of ownership held										58.21%
Payments for replacement stock options awards												R$ 275,780
Cosan S.A. [member] | Capital Reserve [member]
Disclosure of background and operations [Line Items]
Percentage of ownership held															64.59%
Cosan S.A. [member] | Rumo S.A. [member]
Disclosure of background and operations [Line Items]
Percentage of ownership held															1.71%	1.71%
Cosan S.A. [member] | Subsidiary comgas [member]
Disclosure of background and operations [Line Items]
Number of sale in stock subsidiary | shares										17,187,937
Sales percentage of stock in subsidiary											4.21%
Cosan S.A. [member] | Cosan Lubes Investments Limited [member]
Disclosure of background and operations [Line Items]
Percentage of ownership held															70.00%	100.00%
Cosan Logistica S.A. [member]
Disclosure of background and operations [Line Items]
Percentage of ownership held										79.90%
Cosan Logistica S.A. [member] | Capital Reserve [member]
Disclosure of background and operations [Line Items]
Percentage of ownership held															73.49%
Cosan Logistica S.A. [member] | Rumo S.A. [member]
Disclosure of background and operations [Line Items]
Percentage of ownership held															28.47%	28.47%

[1]	For details on this restated, see note 24.